MANAGED PORTFOLIO SERIES

Principal Street High Income Municipal Fund
(the “Fund”)

Investor Class (Ticker: GSTEX)
Institutional Class (Ticker: GSTAX)

Supplement dated January 26, 2021, to the Summary Prospectus dated December 28, 2020
_____________________________________________________________________________________________

Effective January 22, 2021, Mr. Troy E. Willis, CFA, Chief Investment Officer at Principal Street Partners, LLC, investment adviser to the Fund, has been added as the lead portfolio manager of the Fund.

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This supplement should be retained with your Summary Prospectus for future reference.

MANAGED PORTFOLIO SERIES

Principal Street High Income Municipal Fund
(the “Fund”)

Investor Class (Ticker: GSTEX)
Institutional Class (Ticker: GSTAX)

Supplement dated January 26, 2021, to the Prospectus dated December 28, 2020
______________________________________________________________________________________________________

Effective January 22, 2021, Mr. Troy E. Willis, CFA, Chief Investment Officer at Principal Street Partners, LLC, investment adviser to the Fund, has been added as the lead portfolio manager of the Fund.

Additionally, the Portfolio Manager disclosure starting on page 14 of the Prospectus is supplemented with the following:

Troy E. Willis, CFA. Mr. Willis joined the Adviser in December 2020 as Chief Investment Officer. Prior to joining the Adviser, Mr. Willis was a Senior Vice President at Oppenheimer Funds where he was responsible for the day-to-day management of five national municipal bond funds and eight state-specific municipal bond funds. Mr. Willis joined Oppenheimer Funds in 2002. Prior to joining Oppenheimer, Mr. Willis worked for the Southern Resource Group as a corporate attorney for commercial real estate developers. Mr. Willis has a BA in International Studies from West Virginia University, a JD from West Virginia University and an MBA from the University of Rochester. He holds the Chartered Financial Analyst designation.

______________________________________________________________________________________________________
This supplement should be retained with your Prospectus for future reference.

MANAGED PORTFOLIO SERIES

Principal Street High Income Municipal Fund
(the “Fund”)

Investor Class (Ticker: GSTEX)
Institutional Class (Ticker: GSTAX)

Supplement dated January 26, 2021, to the Statement of Additional Information dated December 28, 2020
______________________________________________________________________________________________________

Effective January 22, 2021, Mr. Troy E. Willis, CFA, Chief Investment Officer at Principal Street Partners, LLC, investment adviser to the Fund, has been added as the lead portfolio manager of the Fund.

The Portfolio Manager disclosure starting on page 30 of the Statement of Additional Information is hereby supplemented with the following:

The following table provides information regarding other accounts managed by the Portfolio Manager, excluding the Fund, including information regarding the number of managed accounts that pay a performance fee, as of December 31, 2020.

Troy E. Willis

Account Category	Number of Accounts	Total Assets of Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

As of December 31, 2020, Mr. Willis did not own shares of the Fund.

______________________________________________________________________________________________________
This supplement should be retained with your Statement of Additional Information for future reference.